Note 10 - Employee Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	4.00%
Defined Contribution Plan, Cost Recognized	$ 2.3	$ 1.9	$ 1.0